UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q
(AMENDED)

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Address of principal executive offices)

(Zip code)

MP 63 Fund Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: November 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The MP63 Fund, Inc.

	Schedule of Investments
	November 30, 2004 (Unaudited)
Shares/Principal Amount - % of Assets		Market Value

COMMON STOCKS

Automotive Parts- Retail/Wholesale - 0.96%
7,016	Genuine Parts Co.	304,564

Banks- Money Center - 6.58%
16,999	BB&T Corp.	721,608
17,442	Bank of America Corp.	807,041
15,330	National City Corp.	568,436
		2,097,085

Beverages- Alcoholic/Soft Drink - 3.90%
12,049	Anheuser-Busch Companies, Inc.	603,534
7,442	Coca-Cola Corp.	292,545
4,400	Fortune Brands	345,312
		1,241,391
Building Products- Retail/Whole - 1.83%
6,940	Black & Decker Corp.	583,585

Business Services- Misc. - 4.56%
7,061	Illinois Tool Works, Inc.	665,358
6,250	Ingersoll-Rand Co.	465,125
24,556	Servicemaster Co.	323,403
		1,453,886

Chemicals- Diversified - 1.38%
3,125	DuPont (E.I.) de Nemours & Co.	141,627
16,150	RPM International, Inc.	298,614
		440,241

Chemical-Specialty - 0.96%
10,245	Englehard Corp.	306,223

Commercial Services - 1.55%
9,267	Diebold, Inc.	493,004

Computer- Local Network - 0.63%
16,232	Interpublic Group of Companies *	201,439

Computer- Mini/Micro - 1.28%
20,328	Hewlett-Packard Co.	406,560

Containers- Paper/Plastic- 1.24%
14,238	Bemis Co., Inc.	396,386

Cosmetics & Personal Care - 3.67%
12,864	Johnson & Johnson	775,956
6,188	Kimberly Clark Corp.	393,619
		1,169,575

Diversified Operations- 3.09%
6,489	3M Company	516,460
37,220	Corning, Inc. *	468,228
		984,688

Electronic Equipment - 2.01%
18,143	General Electric Co.	641,536

Electronic- Semiconductors - 2.33%
33,220	Intel Corp.	743,464

Finance- Investment Management - 1.99%
9,655	Franklin Resources, Inc.	633,658

Financial Services - 7.36%
15,816	Countrywide Financial Corp.	525,249
8,611	H&R Block, Inc.	410,745
42,510	Paychex, Inc.	1,409,632
		2,345,626
Fire, Marine & Casualty Insurance - 0.96%
8,424	St. Paul Travelers	307,308

Food- Misc. Preparation - 4.06%
14,107	ConAgra Foods, Inc.	381,594
14,795	Hormel Foods Corp.	452,875
6,652	Wrigley Co.	457,658
		1,292,127

Insurance- Life/Property/Casual - 3.21%
27,220	AFLAC, Inc.	1,024,016

Leisure Products - 2.12%
10,234	Polaris Industries, Inc.	674,421

Machinery- Electrical Equipment - 2.14%
11,109	Johnson Controls, Inc.	682,093

Medical Instruments/Products - 3.75%
24,851	Medtronic, Inc.	1,194,091

Medical Drugs - 3.77%
11,368	Abbott Laboratories	477,001
22,600	Pfizer, Inc.	627,602
5,328	Schering-Plough Corp.	95,105
		1,199,708

Metal Ores- Gold/Non Ferrous - 1.01%
3,303	Phelps Dodge Corp.	320,820

Office Equipment & Supplies - 1.23%
8,975	Pitney Bowes, Inc.	392,836

Oil & Gas- International - 3.73%
10,562	BP Plc ADR	647,979
10,549	Exxon Mobil Corp.	540,636
		1,188,615

Paper & Paper Products - 0.78%
6,021	International Paper	249,992

Publishing- Books/News/Periodic - 1.41%
5,445	Gannett Company, Inc.	449,158

Retail- Apparel/Shoes - 1.55%
20,149	Limited Brands, Inc.	492,442

Retail- Consumer/Electric - 4.25%
24,068	Avon Products, Inc.	903,513
9,832	Colgate-Palmolive Co.	452,174
		1,355,687

Retail- Drug Stores - 0.68%
59,337	Rite Aid Corp. *	217,767

Retail- Food & Restaurant - 0.98%
8,769	Wendy's International, Inc.	312,790

Retail/Wholesale- Building Products - 1.99%
15,166	Home Depot, Inc.	633,181

State Commercial Banks - 0.97%
1,747	Morgan (J.P.) & Co., Inc.	65,772
9,200	Popular, Inc.	243,800
		309,572

Telecommunication Equipment - 1.56%
16,730	Scientific-Atlanta, Inc.	495,543

Telecommunications Services - 2.46%
13,576	Bellsouth Corp.	364,108
12,758	Centurytel, Inc.	419,993
		784,101

Textile- Apparel/Mill Products - 1.18%
6,955	VF Corp.	375,500

Transportation- Equipment/Leasing - 1.00%
5,915	Ryder Systems, Inc.	317,281

Transportation- Railroads - 0.89%
4,492	Union Pacific Corp.	284,973

Utility- Electric - 2.65%
12,653	Duke Energy Corp.	319,868
9,028	Edison International	287,993
15,737	Teco Energy, Inc.	235,426
		843,287

Utility-Gas Distribution - 2.04%
11,585	National Fuel Gas Co.	326,697
8,433	SCANA Corp.	323,153
		649,850

Utility- Telephone - 0.91%
11,514	SBC Communications, Inc.	289,807

Utility- Water - 2.76%
37,097	Aqua America, Inc.	879,941

Total for Common Stock		$ 31,659,818

Cash & Equivalents - 0.28%
90,788	First American Treasury Obligation 1.84%	90,788

	Total Investments	$ 31,750,606
	(Cost $ 27,092,776)

	Other Assets less Liabilities	110,992

	Net Assets	$ 31,861,598

* Non-income producing security.
ADR- American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
THE MP63 FUND, INC.

1. SECURITY TRANSACTIONS

At November 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $27,092,776 amounted to $4,657,825 which consisted of aggregate gross unrealized appreciation of $6,672,997 and aggregate gross unrealized depreciation of $2,015,172.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

Date January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

Date January 20, 2005

By /s/David Fish

*David Fish

Treasurer

Date January 20, 2005

* Print the name and title of each signing officer under his or her signature.